SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recapitalization and License Revenue (Details)		12 Months Ended
	Feb. 12, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Reverse stock split	0.025
Revenue recognized		$ 0	$ 100,000